INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Customer relationships	8,300	18,702	2,874
Brand name	—	116,600	17,921
Software	20,611	50,222	7,719
Domain name	1,329	1,329	204
Others	400	6,130	942

Less: accumulated amortization	(8,871)	(26,174)	(4,022)
Impairment losses	(8,253)	(8,253)	(1,268)

	13,516	158,556	24,370

Schedule of estimated amortization expense relating to existing intangible assets
RMB
2018	26,123
2019	22,546
2020	13,285
2021	6,495
2022	6,232

74,681